Fair value measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value measurements
Note 5: Fair value measurements
The carrying values of our accounts receivable, prepaid expenses and other current assets, accounts payable, accrued liabilities, and short- term borrowings approximate their fair values due to the short-term nature of these instruments.
Our cash equivalents (Level 1 estimate) consist of money market funds and Korean market government bonds totaling $236.6 million
and
$61.1
million, as of December 31, 2021 and 2020, respectively. We rely on credit market data to track interest rates for other entities with similar risk profiles.

We record all debt at inception at fair value. We perform subsequent analysis on available data point to evaluate the fair value of our borrowing as of the balance sheet date. We rely on credit market data to track interest rates for other entities with similar risk profiles. As of December 31, 2021 and 2020, we believe the fair value of our senior notes (a Level 3 estimate) approximates carrying value due to the nature of the instruments and the lack of meaningful change to our credit profile.